Employee benefits - Pension and other post-employment benefits - Asset Allocation of Defined Benefit Pension Plans (Detail) - Defined benefit pension plans [member] - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 17,162	$ 14,368
Asset allocation of defined benefit pension plans, Percentage of total plan assets	100.00%	100.00%
Asset allocation of defined benefit pension plans, Quoted in active market	21.00%	19.00%
Equity securities [member] | Canada [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 926	$ 723
Asset allocation of defined benefit pension plans, Percentage of total plan assets	5.00%	5.00%
Equity securities [member] | Foreign countries [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 2,306	$ 1,726
Asset allocation of defined benefit pension plans, Percentage of total plan assets	13.00%	12.00%
Debt securities [member] | Domestic government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 5,608	$ 4,343
Asset allocation of defined benefit pension plans, Percentage of total plan assets	33.00%	30.00%
Debt securities [member] | Foreign government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 145	$ 128
Asset allocation of defined benefit pension plans, Percentage of total plan assets	1.00%	1.00%
Debt securities [member] | Corporate And Other Bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,788	$ 3,296
Asset allocation of defined benefit pension plans, Percentage of total plan assets	22.00%	23.00%
Alternative investments and other [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 4,389	$ 4,152
Asset allocation of defined benefit pension plans, Percentage of total plan assets	26.00%	29.00%
Level 1 [member] | Equity securities [member] | Canada [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	100.00%	100.00%
Level 1 [member] | Equity securities [member] | Foreign countries [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	100.00%	100.00%
Level 1 [member] | Alternative investments and other [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	8.00%	6.00%